Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 50% - Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 50% - Class C
Expense Example:
1 year	261
3 years	499
5 years	860
10 years	1,677
Fidelity Advisor Asset Manager 50% - Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Asset Manager 50% - Class I
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Asset Manager 50% - Class Z
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591